STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Class A
Conversion units included in subscription | shares	116,947,226
Conversion amount included in subscription | $	$ 218,797,150
Class C
Conversion units included in redemption | shares	132,719,080
Conversion amount included in redemption | $	$ 218,797,150